CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Unrealized holding loss for available-for-sale securities, tax effects	$ 40,793	248,712	0	0